INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Cost
Balance at beginning	$ 17,800
Additions	0
Disposal	0
Foreign exchange	0
Balance at end	17,800
Accumulated amortization
Balance at beginning	0
Amortization	0
Disposal	0
Foreign exchange	0
Balance at end	0
Balance before impairment	17,800	$ 17,800
Impairment	(17,800)	(17,800)
Balance	0	0
Trademark [Member]
Cost
Balance at beginning	6,600
Additions	0
Disposal	0
Foreign exchange	0
Balance at end	6,600
Accumulated amortization
Balance at beginning	0
Amortization	0
Disposal	0
Foreign exchange	0
Balance at end	0
Balance before impairment	11,200	11,200
Impairment	(11,200)	(11,200)
Balance	0	0
Payment platform [Member]
Cost
Balance at beginning	11,200
Additions	0
Disposal	0
Foreign exchange	0
Balance at end	11,200
Accumulated amortization
Balance at beginning	0
Amortization	0
Disposal	0
Foreign exchange	0
Balance at end	0
Balance before impairment	6,600	6,600
Impairment	(6,600)	(6,600)
Balance	$ 0	$ 0